FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Summary of Unrealized Gains (Losses) on Risk Management Contracts) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts	$ 80.8	$ (62.5)
Natural Gas Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts	(2.2)	2.2
Storage Optimization [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts		2.7
NGL Frac Spread [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts	40.0	(11.7)
Power Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts	9.3	(20.8)
Foreign Exchange [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gains (losses) on risk management contracts	$ 33.7	$ (34.9)